State Street SPDR Portfolio Ultra Short T-Bill Index ETF Performance Management - State Street SPDR Portfolio Ultra Short T-Bill Index ETF	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The Fund has not yet completed a full calendar year of operations and therefore does not report its performance history in this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a relevant broad-based securities index. Updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund's website: www.statestreet.com/im.
Performance One Year or Less [Text]	The Fund has not yet completed a full calendar year of operations and therefore does not report its performance history in this Prospectus.
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	1-866-787-2257